CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Cash flows from operating activities
Net income for the year	$ 37,012		$ 17,341		$ 7,767
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization	18,096		18,831		22,843
Interest and exchange rate on long term credit	(47)		(266)		26
Loss (gains) in respect of trading marketable securities and other investments	2,387		(4,101)		241
Increase in liability for employee rights upon retirement	2,069		1,445		1,094
Share in losses of affiliated companies, net	102		842		3,203
Deferred income taxes	(443)		(2,158)		(2,246)
Capital loss (gain) on sale of property and equipment, net	(166)		199		112
Decrease (increase) in accounts receivable	(3,994)		4,496		10,704
Decrease in other current and non-current assets	1,047		3,064		2,021
Increase (decrease) in inventories	(3,841)		3,120		3,815
Increase (decrease) in accounts payable	1,776		(658)		(1,125)
Increase (decrease) in deferred revenues	318		(5,367)		(7,392)
Increase (decrease) in Obligation to purchase non-controlling interests	967		(848)		(3,215)
Impairment of goodwill			10,508		12,292
Impairment of other intangible assets		[1]	3,661	[1]	13,862
Increase (decrease) in other current and non-current liabilities	507		9,959		(4,323)
Net cash provided by operating activities	55,790		60,068		59,679
Cash flows from investment activities
Increase in funds in respect of employee rights upon retirement, net of withdrawals	(2,097)		(1,148)		(1,191)
Capital expenditures	(16,626)		(10,234)		(18,310)
Investment in affiliated company	(136)		(90)		(55)
Investment in marketable securities					(1,102)
Investments in long - term deposit	(48)		(32)		(16)
Investments in other companies, net	(539)		(467)		(229)
Proceeds from sale of property and equipment	922		223		216
Sale of marketable securities			269		2,400
Net cash used in investment activities	(18,524)		(11,479)		(18,287)
Cash flows from financing activities
Repayment of long-term loan	(23,576)		(18,157)		(8,938)
Settlement of obligation to purchase non-controlling interests	(11,281)
Short term credit from banking institutions	(197)		1,186		(2,167)
Acquisition of company shares	(7,281)				(6,001)
Purchase of shares from non-controlling interests			(750)
Dividend paid	(15,809)		(9,967)		(19,848)
Dividend paid to non-controlling interests	(522)		(1,761)		(1,973)
Net cash used in financing activities	(58,666)		(29,449)		(38,927)
Effect of exchange rate changes on cash and cash equivalents	(477)		(921)		101
Net change in cash and cash equivalents	(21,877)		18,219		2,566
Balance of cash and cash equivalents at beginning of year	72,183		53,964		51,398
Balance of cash and cash equivalents at end of year	50,306		72,183		53,964
Supplementary information on investing and financing activities not involving cash flows:
Dividends declared	2,872				5,050
Long term investments and other assets			(3,600)
Supplementary disclosure of cash flow information
Interest paid	979		1,956		1,788
Income taxes paid, net of refunds	$ 13,497		$ 14,402		$ 10,376

[1]	Due to the decline in the results of Road Track in the first half of 2020 and the expectation of management for further potential decrease in Road Track anticipated performance, the Company performed on June 30, 2020, an impairment analysis of the intangible assets which relate directly to the operation of Road Track. Based on such analysis the Company recorded an impairment charge further described below: